Debt - Additional Information (Detail) - USD ($) $ in Thousands			3 Months Ended				4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Dec. 08, 2020	Aug. 31, 2017	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 01, 2020	Sep. 30, 2019	Jan. 01, 2018	Dec. 01, 2010
Interest expense			$ 700		$ 1,900			$ 3,000	$ 3,800
MAVEN TOPCO LIMITED [Member]
Interest expense				$ 2,300		$ 1,900	$ 2,000			$ 2,400	$ 8,000	$ 6,900
Barclays Bank Plc [Member]
Debt instrument, interest rate, stated percentage			4.00%					4.00%
Line of credit, maximum amount			$ 0					$ 0			$ 0
Barclays Bank Plc [Member] | MAVEN TOPCO LIMITED [Member]
Debt instrument, interest rate, stated percentage				4.00%							4.00%
Line of credit, maximum amount				$ 0							$ 0	0
Related Party Loan [Member]
Debt instrument, face amount	$ 10,000
Debt instrument, interest rate, stated percentage	4.00%
Related Party Loan [Member] | MAVEN TOPCO LIMITED [Member]
Debt instrument, face amount	$ 10,000
Debt instrument, interest rate, stated percentage	4.00%
Debt instrument, maturity date	May 30, 2021
Other Predecessor Loans [Member] | MAVEN TOPCO LIMITED [Member]
Line of credit, maximum amount										12,400
Investor Loan Notes [Member]
Debt instrument, face amount												1,400
Predecessor Loan Notes [Member] | MAVEN TOPCO LIMITED [Member]
Debt instrument, face amount		$ 20,300
Debt instrument, maturity date		Jul. 27, 2021
Upfront fees paid		$ 600
Debt instrument, fee amount		$ 200
Derivative liability															$ 4,300
Unrealized gain (loss) on derivatives										3,100
2015 Loan Notes [Member] | MAVEN TOPCO LIMITED [Member]
Debt instrument, interest rate paid in cash		3.00%
2017 Loan Notes [Member] | MAVEN TOPCO LIMITED [Member]
Debt instrument, interest rate, stated percentage		5.00%
Debt instrument interest rate paid in kind		3.00%
2017 Loan Notes [Member] | Common Class A [Member] | MAVEN TOPCO LIMITED [Member]
Proceeds from convertible debt		$ 3,500
Maven Top Holdings SARL [Member] | Data Project SRL Mortgage [Member]
Long-term debt, gross																$ 300
Maven Top Holdings SARL [Member] | Data Project SRL Mortgage [Member] | MAVEN TOPCO LIMITED [Member]
Long-term debt, gross													$ 300			$ 300
Maven Top Holdings SARL [Member] | Unsecured Investor Loan Notes [Member]
Debt instrument, face amount										$ 56,200
Debt instrument, interest rate, stated percentage										10.00%
Maven Top Holdings SARL [Member] | Unsecured Investor Loan Notes [Member] | MAVEN TOPCO LIMITED [Member]
Debt instrument, face amount				$ 1,400						$ 56,200
Debt instrument, interest rate, stated percentage										10.00%
Maven Top Holdings SARL [Member] | Unsecured Manager Loan Notes [Member]
Debt instrument, face amount										$ 5,200
Debt instrument, interest rate, stated percentage										10.00%
Maven Top Holdings SARL [Member] | Unsecured Manager Loan Notes [Member] | MAVEN TOPCO LIMITED [Member]
Debt instrument, face amount										$ 5,200
Debt instrument, interest rate, stated percentage										10.00%
Maven Top Holdings SARL [Member] | Investor Loan Notes [Member]
Debt instrument, face amount														$ 1,400
Maven Top Holdings SARL [Member] | Investor Loan Notes [Member] | MAVEN TOPCO LIMITED [Member]
Debt instrument, face amount												$ 1,400